UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Director Client Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        8/14/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total: $         1,078,344



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers Gr         com              008252108      894    14537 SH       SOLE                     3807             10730
Agere Systems Inc  A           com              00845V100    23853  3267509 SH       SOLE                  2745192            520777
Airborne Inc                   com              009269101    14199  1225135 SH       SOLE                   907335            317800
Alliant Techsystems            com              018804104      922    10253 SH       SOLE                     2403              7850
Amerada Hess Corp              com              023551104    25392   314255 SH       SOLE                   262230             51898
Apple Computer Inc             com              037833100    27451  1180701 SH       SOLE                   986021            194177
Apria Healthcare Group         com              037933108    26785   928433 SH       SOLE                   749917            178183
BMC Software Inc               com              055921100    16476   730971 SH       SOLE                   603233            127471
Bethlehem Steel Corp           com              087509105       22    11100 SH       SOLE                    11100
Big Lots Inc                   com              089302103    19407  1418643 SH       SOLE                  1085179            333464
Borland Software Corp          com              099849101     1145    73374 SH       SOLE                    16879             56495
Cabot Oil & Gas Corp           com              127097103      688    28188 SH       SOLE                     6338             21850
Capital One Financial          com              14040H105    31727   527468 SH       SOLE                   437947             89317
Cardinal Health Inc            com              14149Y108    23821   345236 SH       SOLE                   286990             58118
Chicago Bridge & Iron          com              167250109      980    28962 SH       SOLE                     6492             22470
Countrywide Credit Ind         com              222372104    28070   611803 SH       SOLE                   510151            101396
Cytec Industries Inc           com              232820100     6929   182354 SH       SOLE                   163239             18816
Delta & Pine Land Co           com              247357106      724    36843 SH       SOLE                     8303             28540
Devon Energy Corp              com              25179M103    24317   463173 SH       SOLE                   382862             80148
Dime Bancorp Inc               com              25429Q102    33064   887626 SH       SOLE                   734935            152381
Dime Corp Warrant              com              25429Q110      295  1054008 SH       SOLE                   852954            201054
Doral Financial                com              25811P100      896    26118 SH       SOLE                     5858             20260
EChapman.com Inc               com              26830Q103      156    69200 SH       SOLE                    57500             11700
Engelhard Corp                 com              292845104    24519   950728 SH       SOLE                   790946            159417
Exelon Corp                    com              30161N101    25713   401007 SH       SOLE                   333496             67354
Federated Dep Stores           com              31410H101    25677   604158 SH       SOLE                   500880            103078
FirstFed Financial Corp        com              337907109      965    32393 SH       SOLE                     8193             24200
Fleming Companies              com              339130106     1281    35891 SH       SOLE                     8301             27590
Franklin Resources Inc         com              354613101    24780   541405 SH       SOLE                   449578             91615
General Dynamics Corp          com              369550108    18596   238990 SH       SOLE                   201888             36975
Genesee & Wyoming A            com              371559105     1022    52404 SH       SOLE                    13809             38595
Georgia-Pacific Group          com              373298108    28032   828122 SH       SOLE                   678779            149059
Greenpoint Fin Corp            com              395384100    26331   685700 SH       SOLE                   571956            113457
Heller Financial Inc           com              423328103    29317   732930 SH       SOLE                   615202            117384
Henry Schein Inc               com              806407102    24781   647874 SH       SOLE                   527608            119989
Hilb Rogal & Hamilton          com              431294107      422     9650 SH       SOLE                     1210              8440
Houghton Mifflin Co            com              441560109    25443   424552 SH       SOLE                   324477            100075
Jefferies Group Inc            com              472319102      811    25023 SH       SOLE                     5778             19245
Jones Apparel Group            com              480074103    26657   617070 SH       SOLE                   515590            101212
KEMET Corp                     com              488360108      946    47057 SH       SOLE                    11157             35900
Keynote Systems Inc            com              493308100     1046    95538 SH       SOLE                    21713             73825
Kulicke & Soffa Ind            com              501242101     1020    59436 SH       SOLE                    13716             45720
Lancaster Colony Corp          com              513847103      977    29636 SH       SOLE                     6421             23215
Legato Systems Inc             com              524651106     1029    64500 SH       SOLE                    14480             50020
Leggett & Platt Inc            com              524660107    24788  1125187 SH       SOLE                   939770            184937
Lehman Brothers                com              524908100    30130   390085 SH       SOLE                   324574             65346
Linear Technology Corp         com              535678106    10074   227812 SH       SOLE                   189574             38146
Longs Drug Stores              com              543162101      818    37971 SH       SOLE                     8621             29350
Magna Int'l Cl A               com              559222401    24602   400101 SH       SOLE                   335780             64156
Nat'l Commerce Fin Cp          com              63545P104    27572  1131408 SH       SOLE                   940662            190299
Noble Affiliates Inc           com              654894104    13666   386590 SH       SOLE                   331270             55079
Norfolk Southern Corp          com              655844108    24614  1186218 SH       SOLE                   991904            193799
Ocean Energy Inc               com              67481E106    23054  1321148 SH       SOLE                  1072544            248101
Oregon Steel Mills             com              686079104     1125   132350 SH       SOLE                    21660            110690
Owens & Minor Inc              com              690732102     1139    59947 SH       SOLE                    13357             46590
PNC Fin Svcs Group             com              693475105    27313   415147 SH       SOLE                   347782             67193
PPL Corp                       com              69351T106    26603   483684 SH       SOLE                   402880             80608
Perrigo Co                     com              714290103     1420    85069 SH       SOLE                    19659             65410
Praxair Inc                    com              74005P104    27086   576301 SH       SOLE                   478579             97497
Precision Castparts            com              740189105      806    21538 SH       SOLE                     4861             16677
Pub Svc New Mexico             com              744499104      874    27229 SH       SOLE                     6384             20845
Radian Group                   com              750236101     5408   133690 SH       SOLE                   104690             29000
Reebok Int'l Ltd               com              758110100    30372   949137 SH       SOLE                   772667            176107
Register.Com                   com              75914G101     1425    92021 SH       SOLE                    22621             69400
Ruby Tuesday Inc               com              781182100     1096    64066 SH       SOLE                    13956             50110
Scholastic Corp                com              807066105     1040    24709 SH       SOLE                     5589             19120
Stanley Works (The)            com              854616109    23615   563863 SH       SOLE                   470529             93089
Supervalu Inc                  com              868536103    11900   678090 SH       SOLE                   517148            160571
T Rowe Price Group Inc         com              74144T108    17636   471677 SH       SOLE                   402195             69224
TJX Companies Inc              com              872540109    19905   624569 SH       SOLE                   522486            101799
Take-Two Interactive Software  com              874054109      807    43501 SH       SOLE                     9631             33870
Tenet Healthcare Corp          com              88033G100    28921   560489 SH       SOLE                   467500             92778
Triumph Group Inc              com              896818101     1077    21987 SH       SOLE                     4977             17010
UTI Worldwide Inc              com              G87210103     1135    71287 SH       SOLE                    16322             54965
Universal Corp                 com              913456109      948    23902 SH       SOLE                     5552             18350
UnumProvident Corp             com              91529Y106    26571   827242 SH       SOLE                   690351            136543
Vishay Intertechnology         com              928298108    16956   737211 SH       SOLE                   620143            116767
Wabtec Corporation             com              929740108      887    59108 SH       SOLE                    13408             45700
Whirlpool Corp                 com              963320106    24564   393017 SH       SOLE                   331066             61773
Woodward Governor Co           com              980745103      818     9692 SH       SOLE                     2202              7490